Stockholders' equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note
Stockholders' Equity	Note 22 – Stockholders’ equity

The Corporation’s common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation’s Board of Directors.

The Corporation’s common stock trades on the NASDAQ Stock Market LLC (the “NASDAQ”) under the symbol BPOP. The 2003 Series A and 2008 Series B Preferred Stock are not listed on NASDAQ.

Preferred stocks

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation’s shares of preferred stock issued and outstanding at December 31, 2019 and 2018 consisted of:

• 6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $1.4 million for the year ended December 31, 2019, 2018 and 2017. Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2019, 2018 and 2017.

• 8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2019, 2018 and 2017. Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2019, 2018 and 2017.

On February 24, 2020, the Corporation redeemed all the outstanding shares of the 2008 Series B Preferred Stock. The redemption price of the 2008 Series B Preferred Stock was $25.00 per share, plus $0.1375 (representing the amount of accrued and unpaid dividends for the current monthly dividend period to the redemption date), for a total payment per share in the amount of $25.1375.

Common stocks

Dividends

During the year 2019, cash dividends of $1.20 (2018 - $1.00; 2017 - $1.00) per common share outstanding were declared amounting to $116.0 million (2018 - $101.3 million; 2017 - $102.1 million) of which $29.0 million were payable to shareholders of common stock at December 31, 2019 (2018 - $25.1 million; 2017 - $25.5 million). The quarterly dividend of $0.30 per share declared to shareholders of record as of the close of business on December 5, 2019, was paid on January 2, 2020. On January 9, 2020, the Corporation announced as part of its capital plan for 2020, an increase in its quarterly common stock dividend from $0.30 per share to $0.40 per share, beginning in the second quarter of 2020, subject to approval by its Board of Directors. On February 28, 2020, the Corporation’s Board of Directors approved a quarterly cash dividend of $0.40 per share on its outstanding common stock, payable on April 1, 2020 to shareholders of record at the close of business on March 19, 2020.

Accelerated share repurchase transaction (“ASR”)

During the fourth quarter of 2019, the Corporation completed a $250 million ASR. In connection therewith, the Corporation received an initial delivery of 3,500,000 shares of common stock during the first quarter of 2019 and received 1,165,607 additional shares of common stock during the fourth quarter of 2019. The final number of shares delivered at settlement was based on the average daily volume weighted average prince (“VWAP”) of its common stock, net of a discount, during the term of the ASR of $53.58. In connection with the transaction, the Corporation recognized $266 million in treasury stock, offset by $16 million adjustment to capital surplus. During 2018, the Corporation completed a $125 million ASR receiving 2,438,180 shares and recording $125 million in treasury stock. During 2017, the Corporation completed a $75 million ASR receiving 1,847,372 shares and recording $80 million in treasury stock, based on the stock’s spot price, offset by $5 million adjustment to capital surplus, resulting from the decline in the Corporation’s stock price during the term of the ASR.

On January 31, 2020, the Corporation entered into a $500 million ASR with respect to its common stock, which was accounted for as a treasury stock transaction. As a result of the receipt of the initial shares, the Corporation recognized $400 million in treasury stock and $100 million as a reduction in capital surplus. The Corporation expects to further adjust its treasury stock and capital surplus to reflect the delivery or receipt of cash or shares upon the termination of the ASR agreement, which will depend on the average price of the Corporation’s shares during the term of the ASR.

Statutory reserve

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR’s net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR’s statutory reserve fund amounted to $659 million at December 31, 2019 (2018 - $599 million; 2017 - $540 million). During 2019, $60 million was transferred to the statutory reserve account (2018 - $58 million, 2017 - $27 million). BPPR was in compliance with the statutory reserve requirement in 2019, 2018 and 2017.